Financial Instruments - Summary of Groups Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	$ 828,443	$ 597,977
Liabilities	1,392,859	733,589
EUR
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	36,420	31,718
Liabilities	26,514	15,720
Net assets	9,906	15,998
GBP
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	111	180
Liabilities	1,538	673
Net assets	(1,427)	(493)
ISK
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	49,484	5,421
Liabilities	109,507	148,747
Net assets	(60,023)	(143,326)
CHF
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	69	715
Liabilities	7,305	7,305
Net assets	(7,236)	$ (6,590)
INR
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	11
Liabilities	517
Net assets	$ (506)